Reckoner Yield Enhanced AAA CLO ETF
Schedule of Investments
September 30, 2025 (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS - 185.8%		Par	Value
Cayman Islands – 75.3%(c)
AGL CLO Ltd.
Series 2020-6A, Class A1R2, 5.61% (3 mo. Term SOFR + 1.28%), 04/20/2038 (a)		$2,000,000	$2,007,406
Series 2024-37A, Class A1, 5.57% (3 mo. Term SOFR + 1.24%), 04/22/2038 (a)		2,000,000	2,004,900
Aimco CLO, Series 2021-15A, Class AR, 5.52% (3 mo. Term SOFR + 1.20%), 04/17/2038 (a)		1,500,000	1,501,374
Apidos CLO, Series 2025-52A, Class A1, 5.39% (3 mo. Term SOFR + 1.13%), 04/20/2038 (a)		1,280,000	1,279,219
Ares CLO, Series 2025-77A, Class A1, 5.64% (3 mo. Term SOFR + 1.32%), 07/15/2038 (a)(b)		2,000,000	2,008,666
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 5.46% (3 mo. Term SOFR + 1.18%), 03/31/2038 (a)(b)		2,000,000	2,000,240
Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 5.51% (3 mo. Term SOFR + 1.18%), 04/20/2038 (a)(b)		2,000,000	2,000,006
Birch Grove CLO, Series 2025-12A, Class A1, 5.51% (3 mo. Term SOFR + 1.17%), 04/22/2038 (a)		1,950,000	1,952,365
CIFC Funding Ltd., Series 2021-5A, Class A1R, 5.58% (3 mo. Term SOFR + 1.26%), 01/15/2038 (a)(b)		2,000,000	2,005,178
Elmwood CLO Ltd., Series 2025-3A, Class A, 5.52% (3 mo. Term SOFR + 1.24%), 03/22/2038 (a)(b)		2,000,000	2,003,418
Madison Park Funding Ltd.
Series 2025-40RA, Class A, 5.25% (3 mo. Term SOFR + 1.29%), 10/16/2038 (a)		2,000,000	2,002,370
Series 2025-71A, Class A1, 5.41% (3 mo. Term SOFR + 1.14%), 04/23/2038 (a)(b)		2,000,000	1,999,066
Magnetite CLO Ltd.
Series 2020-28A, Class A1RR, 5.56% (3 mo. Term SOFR + 1.24%), 01/15/2038 (a)		2,000,000	2,004,638
Series 2024-42A, Class A1, 5.63% (3 mo. Term SOFR + 1.31%), 01/25/2038 (a)(b)		2,000,000	2,005,800
Neuberger Berman CLO Ltd., Series 2024-59A, Class A1, 5.61% (3 mo. Term SOFR + 1.29%), 01/23/2039 (a)		2,000,000	2,005,000
OCP CLO Ltd.
Series 2017-13A, Class AR2, 5.67% (3 mo. Term SOFR + 1.34%), 11/26/2037 (a)		1,003,000	1,006,541
Series 2018-15A, Class AR, 5.58% (3 mo. Term SOFR + 1.25%), 01/20/2038 (a)		2,000,000	2,003,452
Octagon Credit Investors LLC, Series 2025-1A, Class A1, 5.53% (3 mo. Term SOFR + 1.20%), 01/22/2038 (a)		2,000,000	2,004,436
OHA Credit Funding
Series 2019-3A, Class AR2, 5.65% (3 mo. Term SOFR + 1.32%), 01/20/2038 (a)(b)		2,000,000	2,007,280
Series 2020-7A, Class A1R2, 5.54% (3 mo. Term SOFR + 1.28%), 07/19/2038 (a)(b)		2,000,000	2,006,500
Orchard Park Clo Ltd., Series 2024-1A, Class A, 5.69% (3 mo. Term SOFR + 1.36%), 10/20/2037 (a)(b)		2,000,000	2,006,560
Regatta Funding Ltd.
Series 2021-1A, Class A1R, 5.48% (3 mo. Term SOFR + 1.16%), 04/15/2038 (a)		500,000	500,513
Series 2025-4A, Class A1, 5.63% (3 mo. Term SOFR + 1.34%), 07/25/2038 (a)(b)		2,000,000	2,011,498
RR Ltd., Series 2021-19A, Class A1R, 5.50% (3 mo. Term SOFR + 1.18%), 04/15/2040 (a)(b)		2,000,000	2,001,506
Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, 5.62% (3 mo. Term SOFR + 1.30%), 07/20/2038 (a)(b)		2,000,000	2,010,402
			46,338,334
Jersey – 75.3%(c)
Apidos CLO, Series 2022-42A, Class A1R, 5.53% (3 mo. Term SOFR + 1.20%), 04/20/2038 (a)		2,000,000	2,005,316
Benefit Street Partners CLO Ltd., Series 2022-29A, Class AR, 5.50% (3 mo. Term SOFR + 1.18%), 01/25/2038 (a)(b)		2,000,000	2,000,026
Goldentree Loan Opportunities Ltd., Series 2023-17A, Class AR, 5.61% (3 mo. Term SOFR + 1.28%), 01/20/2039 (a)		1,150,000	1,153,103
			5,158,445
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $51,439,643)			51,496,779

TOTAL INVESTMENTS - 185.8% (Cost $51,439,643)			51,496,779
Money Market Deposit Account - 11.4% (c)			1,150,913
Liabilities in Excess of Other Assets - (97.2)%			(24,938,881)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$27,708,811
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $51,496,779 or 185.8% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of September 30, 2025 is $28,065,866.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.06%.

Reckoner Yield Enhanced AAA CLO ETF
Schedule of Reverse Repurchase Agreements
September 30, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Scotia Capital (USA), Inc.	5.00%	08/15/2025	11/18/2025	$4,859,713	$4,798,400
Scotia Capital (USA), Inc.	4.87%	09/12/2025	10/15/2025	3,212,183	3,199,200
Scotia Capital (USA), Inc.	4.85%	09/19/2025	10/22/2025	12,851,332	12,799,600
Scotia Capital (USA), Inc.	4.77%	09/24/2025	10/24/2025	1,607,754	1,601,600
Scotia Capital (USA), Inc.	4.77%	09/25/2025	10/24/2025	3,217,493	3,205,600
				$25,748,475	$25,604,400

As of September 30, 2025, the fair value of securities held as collateral for reverse repurchase agreements was $28,065,866, as noted on the Schedule of Investments.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Reckoner Yield Enhanced AAA CLO ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Collateralized Loan Obligations	$–	$51,496,779	$–	$51,496,779
Total Investments	$–	$51,496,779	$–	$51,496,779

Refer to the Schedule of Investments for further disaggregation of investment categories.